Shareholders' Deficit (Details) - Schedule of warrant activities - Warrant [Member] - USD ($)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Shareholders' Deficit (Details) - Schedule of warrant activities [Line Items]
Number of Warrants, Balance Outstanding, Beginning	2,050,000
Weighted Average Exercise Price, Balance Outstanding, Beginning (in Dollars per share)	$ 0.05
Weighted Average Remaining Contractual Term (Years), Balance Outstanding, Beginning	3 years 7 months 28 days
Aggregate Intrinsic Value, Balance Outstanding, Beginning (in Dollars)	$ 137,000
Number of Warrants, Exercised	(1,050,000)
Weighted Average Exercise Price, Exercised (in Dollars per share)	$ 0.01
Weighted Average Remaining Contractual Term (Years), Exercised
Aggregate Intrinsic Value, Exercised
Number of Warrants, Cancelled		(288,750)
Weighted Average Exercise Price, Cancelled (in Dollars per share)		$ (0.1)
Weighted Average Remaining Contractual Term (Years), Cancelled
Aggregate Intrinsic Value, Cancelled
Number of Warrants, Balance Outstanding, Ending	1,000,000	2,050,000
Weighted Average Exercise Price, Balance Outstanding, Ending (in Dollars per share)	$ 0.09	$ 0.05
Weighted Average Remaining Contractual Term (Years), Balance Outstanding, Ending	2 years 9 months 18 days		4 years 7 months 28 days
Aggregate Intrinsic Value, Balance Outstanding, Ending (in Dollars)		$ 137,000
Number of Warrants, Exercisable	1,000,000	2,050,000
Weighted Average Exercise Price, Exercisable (in Dollars per share)	$ 0.09	$ 0.05
Weighted Average Remaining Contractual Term (Years), Exercisable	2 years 9 months 18 days	3 years 7 months 28 days
Aggregate Intrinsic Value, Exercisable (in Dollars)		$ 137,000